Commitments and Contingencies (Environmental Remediation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Site Contingency [Line Items]
Environmental remediation insurance per occurrence	$ 10
Accrual for environmental loss contingencies	40	$ 37
MACS [Member]
Site Contingency [Line Items]
Escrow deposit	1
Emerge Energy Services L P [Member]
Site Contingency [Line Items]
Escrow deposit	$ 8